INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

12.                               INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2012
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,466	$5,317	$10,149
Licenses	61,660	42,134	19,526
Intellectual property	7,006	6,995	11
Customer relationships	45,065	23,474	21,591
Backlog	1,823	538	1,285
Non-compete	2,827	2,827	—
In-process research and development	6,524	2,729	3,795
	$140,371	$84,014	$56,357

	2011
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$10,822	$5,368	$5,454
Licenses	58,842	33,325	25,517
Intellectual property	6,856	6,614	242
Customer relationships	26,565	18,499	8,066
Non-compete	2,764	2,764	—
In-process research and development	5,419	2,141	3,278
	$111,268	$68,711	$42,557

Estimated annual amortization expense for the future 5 years ended December 31 were as follows:

2013	$16,348
2014	10,700
2015	5,355
2016	4,048
2017	3,758

During the fourth quarter of 2011, we recorded an impairment charge of $11,214, primarily related to a software development program we decided not to complete.  This asset was acquired through the acquisition of Wavecom.   We did not record an impairment charge for the years ended December 31, 2012 and 2010.

Amortization expense relating to intangible assets, including those related to discontinued operations, was $16,007, $17,858, and $17,352 for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, a net carrying amount of $1,260 included in intangible assets was not subject to amortization.